ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION (Details)	Nov. 08, 2023 shares	Oct. 26, 2023	Jul. 18, 2023 shares	Aug. 01, 2022 shares
ORGANIZATION AND BUSINESS
Shares owned (as a percent)			0.083%	12.50%
Subsequent event
ORGANIZATION AND BUSINESS
Reverse stock split	1.67
Number of ordinary shares for ADS	60,000
Minimum
ORGANIZATION AND BUSINESS
Number of shares represented for one ADS			5,000	400
Maximum
ORGANIZATION AND BUSINESS
Number of shares represented for one ADS			60,000	5,000
ADR [Member]
ORGANIZATION AND BUSINESS
Number of ordinary shares for ADS				5,000
ADR [Member] | Subsequent event
ORGANIZATION AND BUSINESS
Reverse stock split	1	60,000
Number of ordinary shares for ADS	1